MFH-Q3

Quarterly Report
October 31, 2025
MFS®  High Income Fund

Portfolio of Investments
10/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer		Shares/Par	Value ($)
Bonds – 94.1%
Aerospace & Defense – 3.0%
Axon Enterprise, Inc., 6.125%, 3/15/2030 (n)		$6,847,000	$7,032,129
Axon Enterprise, Inc., 6.25%, 3/15/2033 (n)		2,241,000	2,316,308
Bombardier, Inc., 7.5%, 2/01/2029 (n)		1,761,000	1,834,593
Bombardier, Inc., 8.75%, 11/15/2030 (n)		1,283,000	1,383,718
Bombardier, Inc., 7.25%, 7/01/2031 (n)		3,410,000	3,619,442
Bombardier, Inc., 7%, 6/01/2032 (n)		2,523,000	2,648,875
Bombardier, Inc., 6.75%, 6/15/2033 (n)		4,989,000	5,237,193
TransDigm, Inc., 6.75%, 8/15/2028 (n)		3,860,000	3,936,146
TransDigm, Inc., 4.625%, 1/15/2029		5,775,000	5,680,279
TransDigm, Inc., 6.375%, 3/01/2029 (n)		3,773,000	3,875,569
TransDigm, Inc., 6.875%, 12/15/2030 (n)		9,903,000	10,281,424
TransDigm, Inc., 6.375%, 5/31/2033 (n)		11,465,000	11,686,642
			$59,532,318
Asset-Backed & Securitized – 0.0%
COBALT CMBS Commercial Mortgage Trust, 2006-2A, “F”, CDO, FLR, 5.42% ((SOFR - 3mo. + 0.26161%) + 1.3% Cash or PIK) to 4/26/2050 (a)(n)(p)		$976,590	$98
COBALT CMBS Commercial Mortgage Trust, 2006-2A, “G”, CDO, FLR, 5.62% ((SOFR - 3mo. + 0.26161%) + 1.5% Cash or PIK) to 4/26/2050 (a)(n)(p)		3,124,926	312
			$410
Automotive – 3.2%
Allison Transmission, Inc., 3.75%, 1/30/2031 (n)		$10,465,000	$9,662,208
American Axle & Manufacturing, Inc., 6.375%, 10/15/2032 (n)		2,868,000	2,876,528
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033 (n)		5,068,000	5,075,138
Clarios Global LP/Clarios US Finance Co., 6.75%, 2/15/2030 (n)		3,670,000	3,804,616
Clarios Global LP/Clarios US Finance Co., 4.75%, 6/15/2031 (n)	EUR	3,196,000	3,757,538
Clarios Global LP/Clarios US Finance Co., 6.75%, 9/15/2032 (n)		$1,710,000	1,749,641
Dealer Tire LLC/DT Issuer LLC, 8%, 2/01/2028 (n)		5,539,000	5,375,365
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)		6,554,000	5,583,275
Forvia SE, 6.75%, 9/15/2033 (n)		4,934,000	5,004,911
J.B. Poindexter & Co., Inc., 8.75%, 12/15/2031 (n)		4,488,000	4,696,521
New Flyer Holdings, Inc., 9.25%, 7/01/2030 (n)		5,162,000	5,496,121
Nissan Motor Acceptance Co. LLC, 5.625%, 9/29/2028 (n)		2,852,000	2,849,891
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		5,102,000	3,050,945
Wabash National Corp., 4.5%, 10/15/2028 (n)		6,248,000	5,506,472
			$64,489,170
Broadcasting – 2.6%
Banijay Group S.A.S., 8.125%, 5/01/2029 (n)		$6,897,000	$7,157,983
Dotdash Meredith, Inc., 7.625%, 6/15/2032 (n)		4,594,000	4,130,190
Gray Media, Inc., 9.625%, 7/15/2032 (n)		4,529,000	4,551,311
Gray Media, Inc., 7.25%, 8/15/2033 (n)		3,425,000	3,353,310
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)		6,768,000	6,448,463
Scripps Escrow II, Inc., 3.875%, 1/15/2029 (n)		4,066,000	3,676,381
Sinclair Television Group, Inc., 8.125%, 2/15/2033 (n)		6,125,000	6,241,926
Univision Communications, Inc., 8%, 8/15/2028 (n)		3,409,000	3,509,375
Univision Communications, Inc., 8.5%, 7/31/2031 (n)		6,527,000	6,675,848
Versant Media Group, Inc., 7.25%, 1/30/2031 (n)		2,290,000	2,334,259
WarnerMedia Holdings, Inc., 5.05%, 3/15/2042		3,947,000	3,168,375
			$51,247,421
Brokerage & Asset Managers – 1.7%
Aretec Escrow Issuer 2, Inc., 10%, 8/15/2030 (n)		$4,558,000	$4,959,346
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		1,589,000	1,602,050
Hightower Holding LLC, 6.75%, 4/15/2029 (n)		4,310,000	4,314,564

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
Hightower Holding LLC, 9.125%, 1/31/2030 (n)		$2,614,000	$2,801,819
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)		13,729,000	13,970,301
Osaic Holdings, Inc., 6.75%, 8/01/2032 (n)		1,064,000	1,099,214
Osaic Holdings, Inc., 8%, 8/01/2033 (n)		5,515,000	5,658,070
			$34,405,364
Building – 3.7%
AmeriTex Holdco Intermediate LLC, 7.625%, 8/15/2033 (n)		$6,163,000	$6,446,970
Builders FirstSource, Inc., 6.75%, 5/15/2035 (n)		3,474,000	3,647,533
Cornerstone Building Brands, Inc., 6.125%, 1/15/2029 (n)		4,999,000	3,799,806
Cornerstone Building Brands, Inc., 9.5%, 8/15/2029 (n)		2,822,000	2,603,924
Knife River Corp., 7.75%, 5/01/2031 (n)		4,950,000	5,185,462
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)		3,401,000	3,102,155
LBM Acquisition LLC, 9.5%, 6/15/2031 (n)		5,141,000	5,378,771
Miter Brands Acquisition Holdco, Inc., 6.75%, 4/01/2032 (n)		1,873,000	1,922,545
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)		5,673,000	5,504,506
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		2,209,000	2,209,521
Patrick Industries, Inc., 6.375%, 11/01/2032 (n)		8,637,000	8,806,259
Quikrete Holdings, Inc., 6.375%, 3/01/2032 (n)		11,437,000	11,862,594
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)		7,664,000	7,664,075
White Cap Supply Holding Co., 7.375%, 11/15/2030 (n)(w)		5,648,000	5,713,248
			$73,847,369
Business Services – 2.8%
ams-OSRAM AG, 10.5%, 3/30/2029	EUR	3,071,000	$3,776,997
athenahealth, Inc., 6.5%, 2/15/2030 (n)		$6,329,000	6,195,859
CACI International, Inc., 6.375%, 6/15/2033 (n)		6,950,000	7,226,054
ION Platform Finance US, Inc., 7.875%, 9/30/2032 (n)		5,651,000	5,511,814
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		5,087,000	5,084,352
Iron Mountain, Inc., 5.625%, 7/15/2032 (n)		7,168,000	7,165,451
Iron Mountain, Inc., 6.25%, 1/15/2033 (n)		5,862,000	5,995,226
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/2032 (n)		6,612,000	6,829,094
Wulf Compute LLC, 7.75%, 10/15/2030 (n)		8,475,000	8,804,465
			$56,589,312
Cable TV – 4.2%
Cable One, Inc., 4%, 11/15/2030 (n)		$4,589,000	$3,625,357
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		19,738,000	18,768,175
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		12,408,000	11,631,435
CSC Holdings LLC, 5.375%, 2/01/2028 (n)		7,540,000	6,252,714
CSC Holdings LLC, 5.75%, 1/15/2030 (n)		4,090,000	1,532,670
CSC Holdings LLC, 4.125%, 12/01/2030 (n)		3,025,000	1,860,711
DIRECTV Financing LLC, 8.875%, 2/01/2030 (n)		2,447,000	2,432,668
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 10%, 2/15/2031 (n)		1,773,000	1,765,701
DISH DBS Corp., 5.125%, 6/01/2029		5,857,000	5,056,212
DISH Network Corp., 11.75%, 11/15/2027 (n)		4,823,000	5,077,573
EchoStar Corp., 10.75%, 11/30/2029		6,077,534	6,690,602
EchoStar Corp., 6.75% (6.75% Cash or 6.75% PIK) to 5/30/2027, 6.75% Cash to 11/30/2030 (p)		5,122,755	5,286,222
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		5,484,000	4,894,877
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		10,139,000	8,971,782
			$83,846,699
Chemicals – 2.7%
Cerdia Finanz GmbH, 9.375%, 10/03/2031 (n)		$6,331,000	$6,595,722
Chemours Co., 4.625%, 11/15/2029 (n)		7,497,000	6,578,699
Consolidated Energy Finance S.A., 6.5%, 5/15/2026 (n)		1,100,000	1,053,739
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)		7,571,000	5,141,315
Maxam Prill S.à r.l., 6%, 7/15/2030 (n)	EUR	5,940,000	6,964,236
Qnity Electronics, Inc., 5.75%, 8/15/2032 (n)		$5,099,000	5,188,911

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Chemicals – continued
Qnity Electronics, Inc., 6.25%, 8/15/2033 (n)		$2,246,000	$2,306,550
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)		8,144,000	8,072,221
SNF Group SACA, 3.375%, 3/15/2030 (n)		8,369,000	7,741,159
Tronox, Inc., 4.625%, 3/15/2029 (n)		1,689,000	1,038,360
Tronox, Inc., 9.125%, 9/30/2030 (n)		2,273,000	2,074,010
			$52,754,922
Computer Software – 1.9%
Amentum Escrow Corp., 7.25%, 8/01/2032 (n)		$7,636,000	$7,946,823
Cloud Software Group, Inc., 9%, 9/30/2029 (n)		1,668,000	1,725,279
Cloud Software Group, Inc., 8.25%, 6/30/2032 (n)		7,417,000	7,793,888
Cloud Software Group, Inc., 6.625%, 8/15/2033 (n)		4,626,000	4,636,598
Fair Isaac Corp., 6%, 5/15/2033 (n)		8,268,000	8,415,964
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)		7,025,000	6,937,188
			$37,455,740
Computer Software - Systems – 1.2%
Sabre GLBL, Inc., 10.75%, 11/15/2029 (n)		$2,100,000	$1,995,000
Sabre GLBL, Inc., 11.125%, 7/15/2030 (n)		1,703,000	1,609,335
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		6,953,000	6,956,908
SS&C Technologies Holdings, Inc., 6.5%, 6/01/2032 (n)		2,203,000	2,283,921
Virtusa Corp., 7.125%, 12/15/2028 (n)		3,828,000	3,672,336
Zebra Technologies Corp., “A”, 6.5%, 6/01/2032 (n)		7,174,000	7,434,789
			$23,952,289
Conglomerates – 1.5%
Amsted Industries, Inc., 6.375%, 3/15/2033 (n)		$4,473,000	$4,629,264
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		6,226,000	6,400,521
Gates Corp., 6.875%, 7/01/2029 (n)		4,572,000	4,746,696
Husky Injection Molding Systems Ltd., 9%, 2/15/2029 (n)		5,855,000	6,049,041
SPX Flow, Inc., 8.75%, 4/01/2030 (n)		7,002,000	7,165,084
			$28,990,606
Construction – 1.1%
Empire Communities Corp., 9.75%, 5/01/2029 (n)		$6,712,000	$6,863,153
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		2,226,000	2,217,348
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		3,689,000	3,578,508
New Home Co., 8.5%, 11/01/2030 (n)		4,677,000	4,839,844
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		4,879,000	4,765,109
			$22,263,962
Consumer Products – 3.2%
Acushnet Co., 7.375%, 10/15/2028 (n)		$5,636,000	$5,846,817
Amer Sports Co., 6.75%, 2/16/2031 (n)		5,524,000	5,750,219
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.5%, 10/15/2029 (n)		5,136,000	3,594,845
Champ Acquisition Corp., 8.375%, 12/01/2031 (n)		5,315,000	5,660,858
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		4,566,000	4,382,542
Energizer Holdings, Inc., 6%, 9/15/2033 (n)		3,452,000	3,334,811
MajorDrive Holdings IV LLC, 6.375%, 6/01/2029 (n)		2,506,000	1,957,563
Newell Brands, Inc., 6.375%, 5/15/2030		6,250,000	5,937,500
Newell Brands, Inc., 6.625%, 5/15/2032		3,575,000	3,360,500
Opal Bidco S.A.S., 5.5%, 3/31/2032 (n)	EUR	2,694,000	3,222,281
Opal Bidco S.A.S., 6.5%, 3/31/2032 (n)		$2,928,000	3,015,690
Perrigo Finance Unlimited Co., 6.125%, 9/30/2032		7,925,000	7,991,895
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		4,937,000	4,921,500
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		5,568,000	5,165,576
			$64,142,597

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – 2.8%
Allied Universal Holdco LLC, 6.875%, 6/15/2030 (n)	$2,840,000	$2,913,548
Allied Universal Holdco LLC, 7.875%, 2/15/2031 (n)	5,461,000	5,686,080
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 4/15/2030 (n)	2,220,000	2,417,260
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)	6,936,000	6,757,685
Garda World Security Corp., 8.375%, 11/15/2032 (n)	6,936,000	7,057,234
Raven Acquisition Holdings LLC, 6.875%, 11/15/2031 (n)	7,408,000	7,570,087
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)	4,757,000	4,379,035
Service Corp. International, 5.75%, 10/15/2032	11,391,000	11,556,773
TriNet Group, Inc., 3.5%, 3/01/2029 (n)	5,130,000	4,817,475
TriNet Group, Inc., 7.125%, 8/15/2031 (n)	2,320,000	2,407,111
		$55,562,288
Containers – 0.9%
Ball Corp., 6%, 6/15/2029	$4,589,000	$4,701,220
Ball Corp., 2.875%, 8/15/2030	8,993,000	8,222,263
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/2030 (n)	5,378,000	5,388,998
		$18,312,481
Electronics – 0.2%
Diebold Nixdorf, Inc., 7.75%, 3/31/2030 (n)	$4,712,000	$4,989,787
Energy - Independent – 4.1%
Baytex Energy Corp., 8.5%, 4/30/2030 (n)	$5,086,000	$5,213,889
Chord Energy Corp., 6%, 10/01/2030 (n)	1,716,000	1,720,084
Chord Energy Corp., 6.75%, 3/15/2033 (n)	6,003,000	6,130,144
Civitas Resources, Inc., 8.375%, 7/01/2028 (n)	1,288,000	1,330,805
Civitas Resources, Inc., 8.625%, 11/01/2030 (n)	1,795,000	1,855,748
Civitas Resources, Inc., 8.75%, 7/01/2031 (n)	5,187,000	5,332,519
CNX Resources Corp., 7.25%, 3/01/2032 (n)	5,827,000	6,075,492
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	8,930,000	8,852,664
Gulfport Energy Corp., 6.75%, 9/01/2029 (n)	7,257,000	7,409,515
Kraken Oil & Gas Partners LLC, 7.625%, 8/15/2029 (n)	3,952,000	3,869,251
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.875%, 12/01/2032 (n)	7,546,000	7,650,927
Matador Resources Co., 6.875%, 4/15/2028 (n)	4,209,000	4,289,194
Matador Resources Co., 6.5%, 4/15/2032 (n)	2,537,000	2,560,378
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)	4,653,000	4,657,067
Permian Resources Operating LLC, 7%, 1/15/2032 (n)	3,801,000	3,943,359
Permian Resources Operating LLC, 6.25%, 2/01/2033 (n)	1,922,000	1,955,502
Vital Energy, Inc., 7.875%, 4/15/2032 (n)	4,442,000	4,203,722
Wildfire Intermediate Holdings LLC, 7.5%, 10/15/2029 (n)	4,549,000	4,539,711
		$81,589,971
Entertainment – 2.6%
Kingpin Intermediate Holdings LLC, 7.25%, 10/15/2032 (n)	$5,706,000	$5,348,600
Life Time, Inc., 6%, 11/15/2031 (n)	7,182,000	7,282,907
Lindblad Expeditions Holdings, Inc., 7%, 9/15/2030 (n)	5,054,000	5,147,360
NCL Corp. Ltd., 6.25%, 3/01/2030 (n)	7,212,000	7,326,260
NCL Corp. Ltd., 6.75%, 2/01/2032 (n)	3,947,000	4,055,783
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)	9,457,000	9,602,837
Viking Cruises Ltd. Co., 5.875%, 10/15/2033 (n)	4,569,000	4,644,693
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)	7,423,000	7,415,688
		$50,824,128
Financial Institutions – 7.2%
Avation Capital S.A., 8.25% (8.25% Cash or 9% PIK), 10/31/2026 (n)(p)	$6,915,454	$6,917,508
Azorra Finance Ltd., 7.75%, 4/15/2030 (n)	8,777,000	9,253,345
Azorra Finance Ltd., 7.25%, 1/15/2031 (n)	2,338,000	2,445,462
Bread Financial Holdings, Inc., 6.75%, 5/15/2031 (n)(w)	5,655,000	5,693,692
Credit Acceptance Corp., 9.25%, 12/15/2028 (n)	2,721,000	2,853,545

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Credit Acceptance Corp., 6.625%, 3/15/2030 (n)	$4,810,000	$4,807,691
CrossCountry Intermediate HoldCo LLC, 6.5%, 10/01/2030 (n)	3,941,000	3,977,352
Freedom Mortgage Holdings LLC, 9.25%, 2/01/2029 (n)	5,333,000	5,599,650
Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031 (n)	2,228,000	2,368,422
FTAI Aviation Ltd., 5.5%, 5/01/2028 (n)	6,782,000	6,787,012
FTAI Aviation Ltd., 7.875%, 12/01/2030 (n)	4,279,000	4,547,460
Global Aircraft Leasing Co. Ltd., 8.75%, 9/01/2027 (n)	5,606,000	5,771,601
goeasy Ltd., 6.875%, 2/15/2031 (n)	2,815,000	2,750,934
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 1/15/2029	5,498,000	5,517,518
Icahn Enterprises LP/Ichan Enterprises Finance Corp., 10%, 11/15/2029 (n)	2,423,000	2,431,876
Jefferson Capital Holdings LLC, 8.25%, 5/15/2030 (n)	6,914,000	7,168,096
LFS TopCo LLC, 8.75%, 7/15/2030 (n)	5,639,000	5,519,908
OneMain Finance Corp., 6.625%, 5/15/2029	5,494,000	5,649,799
OneMain Finance Corp., 5.375%, 11/15/2029	5,093,000	5,052,668
OneMain Finance Corp., 7.5%, 5/15/2031	3,459,000	3,613,036
PennyMac Financial Services, Inc., 6.875%, 2/15/2033 (n)	13,383,000	13,843,877
Phoenix Aviation Capital, 9.25%, 7/15/2030 (n)	3,945,000	4,155,868
Rocket Cos., Inc., 6.5%, 8/01/2029 (n)	4,801,000	4,979,762
Rocket Cos., Inc., 6.125%, 8/01/2030 (n)	3,850,000	3,971,287
Rocket Cos., Inc., 6.375%, 8/01/2033 (n)	5,170,000	5,385,744
Rocket Cos., Inc., 4%, 10/15/2033 (n)	1,816,000	1,672,334
TrueNoord Capital DAC, 8.75%, 3/01/2030 (n)	4,505,000	4,746,099
Walker & Dunlop, Inc., 6.625%, 4/01/2033 (n)	5,187,000	5,308,132
		$142,789,678
Food & Beverages – 2.8%
Fiesta Purchaser, Inc., 7.875%, 3/01/2031 (n)	$3,187,000	$3,363,796
Fiesta Purchaser, Inc., 9.625%, 9/15/2032 (n)	3,704,000	3,985,758
Performance Food Group Co., 5.5%, 10/15/2027 (n)	5,184,000	5,185,109
Performance Food Group Co., 6.125%, 9/15/2032 (n)	3,848,000	3,950,734
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	10,094,000	9,786,563
Post Holdings, Inc., 6.25%, 10/15/2034 (n)	4,837,000	4,893,656
Primo Water Holdings, Inc./Triton Water Holdings, 4.375%, 4/30/2029 (n)	8,359,000	8,129,037
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	9,515,000	9,409,738
U.S. Foods Holding Corp., 5.75%, 4/15/2033 (n)	2,691,000	2,726,429
Viking Baked Goods Acquisition Corp., 8.625%, 11/01/2031 (n)	4,792,000	4,808,125
		$56,238,945
Forest & Paper Products – 0.3%
Veritiv Operating Co., 10.5%, 11/30/2030 (n)	$5,369,000	$5,587,400
Gaming & Lodging – 3.2%
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)	$12,584,000	$12,622,683
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030	11,580,000	11,563,276
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	6,399,000	5,895,197
Hilton Domestic Operating Co., Inc., 5.875%, 3/15/2033 (n)	2,980,000	3,054,586
Rivers Enterprise Lender LLC, 6.25%, 10/15/2030 (n)	4,503,000	4,539,702
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	7,849,000	7,714,857
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	7,594,000	7,586,663
Wynn Macau Ltd., 6.75%, 2/15/2034 (n)	2,482,000	2,501,156
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	5,909,000	5,907,345
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.125%, 2/15/2031 (n)	1,693,000	1,818,067
		$63,203,532
Industrial – 1.2%
AECOM, 6%, 8/01/2033 (n)	$8,511,000	$8,734,499
APi Escrow Corp., 4.75%, 10/15/2029 (n)	10,453,000	10,242,607
Brundage-Bone Concrete Pumping Holdings, Inc., 7.5%, 2/01/2032 (n)	4,666,000	4,707,747
		$23,684,853

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 3.4%
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)	$1,423,000	$1,408,789
Acrisure LLC/Acrisure Finance, Inc., 7.5%, 11/06/2030 (n)	1,832,000	1,894,797
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 7/01/2032 (n)	7,685,000	7,881,429
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	3,110,000	3,101,380
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7%, 1/15/2031 (n)	4,848,000	5,021,306
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.5%, 10/01/2031 (n)	4,605,000	4,722,368
AmWINS Group Benefits, Inc., 6.375%, 2/15/2029 (n)	2,925,000	2,981,566
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)	2,273,000	2,195,244
Amynta Agency Borrower, Inc., 7.5%, 7/15/2033 (n)	5,627,000	5,797,504
Baldwin Insurance Group Holdings LLC, 7.125%, 5/15/2031 (n)	7,697,000	7,898,384
Hub International Ltd., 5.625%, 12/01/2029 (n)	1,980,000	1,974,093
Hub International Ltd., 7.25%, 6/15/2030 (n)	6,771,000	7,068,910
Hub International Ltd., 7.375%, 1/31/2032 (n)	3,413,000	3,537,309
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	11,184,000	11,558,407
		$67,041,486
Interactive Media Services – 0.5%
Snap, Inc., 6.875%, 3/01/2033 (n)	$7,258,000	$7,422,357
Snap, Inc., 6.875%, 3/15/2034 (n)	1,707,000	1,737,549
		$9,159,906
Machinery & Tools – 0.8%
Manitowoc Co., Inc., 9.25%, 10/01/2031 (n)	$4,650,000	$4,886,918
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)	11,477,000	11,977,730
		$16,864,648
Medical & Health Technology & Services – 3.7%
Acadia Healthcare Co., Inc., 7.375%, 3/15/2033 (n)	$4,563,000	$4,717,065
Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028 (n)	5,049,000	5,276,205
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	3,317,000	2,786,999
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	13,390,000	12,551,483
Concentra, Inc., 6.875%, 7/15/2032 (n)	6,252,000	6,521,061
Encompass Health Corp., 4.75%, 2/01/2030	6,698,000	6,627,453
Encompass Health Corp., 4.625%, 4/01/2031	2,297,000	2,240,791
Fortrea Holdings, Inc., 7.5%, 7/01/2030 (n)	1,696,000	1,628,226
IQVIA, Inc., 5%, 5/15/2027 (n)	4,355,000	4,353,612
IQVIA, Inc., 6.5%, 5/15/2030 (n)	6,697,000	6,955,156
IQVIA, Inc., 6.25%, 6/01/2032 (n)	2,771,000	2,888,119
Prime Healthcare Services, Inc., 9.375%, 9/01/2029 (n)	4,519,000	4,754,169
Surgery Center Holdings, Inc., 7.25%, 4/15/2032 (n)	5,040,000	5,185,717
U.S. Acute Care Solutions LLC, 9.75%, 5/15/2029 (n)	5,946,000	6,054,871
		$72,540,927
Medical Equipment – 1.2%
Insulet Corp., 6.5%, 4/01/2033 (n)	$6,922,000	$7,211,686
Medline Borrower LP, 3.875%, 4/01/2029 (n)	2,747,000	2,668,178
Medline Borrower LP, 5.25%, 10/01/2029 (n)	7,992,000	7,961,587
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)	6,232,000	6,411,189
		$24,252,640
Metals & Mining – 2.5%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$6,198,000	$5,574,989
Cleveland-Cliffs, Inc., 7%, 3/15/2032 (n)	2,814,000	2,877,295
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	9,774,000	9,459,981
Mineral Resources Ltd., 9.25%, 10/01/2028 (n)	8,043,000	8,433,134
Mineral Resources Ltd., 7%, 4/01/2031 (n)	1,723,000	1,783,744
Novelis, Inc., 4.75%, 1/30/2030 (n)	6,620,000	6,398,752
Novelis, Inc., 6.875%, 1/30/2030 (n)	3,868,000	4,015,146
Novelis, Inc., 3.875%, 8/15/2031 (n)	3,318,000	3,040,349

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (z)		$2,962,036	$1,688,618
Taseko Mines Ltd., 8.25%, 5/01/2030 (n)		5,634,000	5,956,614
			$49,228,622
Midstream – 5.8%
Buckeye Partners LP, 6.75%, 2/01/2030 (n)		$5,179,000	$5,405,224
Buckeye Partners LP, 5.85%, 11/15/2043		1,949,000	1,828,702
Delek Logistics Partners LP/Delek Logistics Corp., 8.625%, 3/15/2029 (n)		7,221,000	7,536,760
Delek Logistics Partners LP/Delek Logistics Corp., 7.375%, 6/30/2033 (n)		3,060,000	3,104,410
Genesis Energy LP/Genesis Energy Finance Corp., 8.25%, 1/15/2029		8,734,000	9,125,250
NuStar Logistics LP, 6.375%, 10/01/2030		6,671,000	6,947,580
Prairie Acquiror LP, 9%, 8/01/2029 (n)		5,273,000	5,412,081
Rockies Express Pipeline LLC, 6.75%, 3/15/2033 (n)		3,045,000	3,187,025
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)		5,916,000	6,099,680
Sunoco LP, 7.25%, 5/01/2032 (n)		8,261,000	8,709,266
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)		9,534,000	9,476,530
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)		2,718,000	2,798,167
Tallgrass Energy Partners LP, 6.75%, 3/15/2034 (n)		1,467,000	1,455,719
TransMontaigne Partners LLC, 8.5%, 6/15/2030 (n)		3,947,000	4,129,154
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)		4,929,000	5,077,486
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)		5,961,000	6,415,604
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)		7,967,000	8,179,209
Venture Global LNG, Inc., 9% to 9/30/2029, FLR (CMT - 5yr. + 5.44%) to 3/30/2173 (n)		7,195,000	6,724,920
Venture Global Plaquemines LNG LLC, 7.5%, 5/01/2033 (n)		1,997,000	2,196,099
Venture Global Plaquemines LNG LLC, 6.5%, 1/15/2034 (n)		5,493,000	5,753,659
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/2036 (n)		5,277,000	5,588,929
			$115,151,454
Network & Telecom – 1.2%
Altice Financing S.A., 5.75%, 8/15/2029 (n)		$3,235,000	$2,353,527
Frontier Communications Holdings LLC, 6.75%, 5/01/2029 (n)		5,700,000	5,757,416
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		7,007,000	7,111,411
Iliad Holding S.A.S., 5.375%, 4/15/2030 (n)	EUR	1,568,000	1,860,612
Iliad Holding S.A.S., 6.875%, 4/15/2031 (n)		2,469,000	3,048,275
Iliad Holding S.A.S., 6.875%, 4/15/2031		500,000	617,310
Windstream Services LLC/Windstream Escrow, 8.25%, 10/01/2031 (n)		$2,266,000	2,313,917
			$23,062,468
Oil Services – 1.1%
Nabors Industries, Inc., 8.875%, 8/15/2031 (n)		$6,838,000	$6,498,045
U.S.A. Compression Partners LP/Finance Co., 7.125%, 3/15/2029 (n)		8,607,000	8,889,654
Valaris Ltd., 8.375%, 4/30/2030 (n)		5,381,000	5,611,882
			$20,999,581
Pharmaceuticals – 0.8%
1261229 B.C. Ltd., 10%, 4/15/2032 (n)		$5,556,000	$5,807,740
Bausch Health Co., Inc., 4.875%, 6/01/2028 (n)		4,914,000	4,471,740
Bausch Health Co., Inc., 5.25%, 1/30/2030 (n)		2,714,000	1,954,473
Grifols S.A., 7.125%, 5/01/2030	EUR	3,670,000	4,444,438
			$16,678,391
Pollution Control – 0.8%
Clean Harbors, Inc., 5.75%, 10/15/2033 (n)		$3,967,000	$4,054,254
GFL Environmental, Inc., 4%, 8/01/2028 (n)		4,988,000	4,879,521
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)		3,043,000	3,183,361
Wrangler Holdco Corp., 6.625%, 4/01/2032 (n)		3,680,000	3,841,813
			$15,958,949

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Precious Metals & Minerals – 0.9%
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		$6,792,000	$6,805,795
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		4,579,000	4,561,855
New Gold, Inc., 6.875%, 4/01/2032 (n)		6,099,000	6,378,023
			$17,745,673
Real Estate - Healthcare – 0.3%
MPT Operating Partnership LP/MPT Finance Corp., REIT, 8.5%, 2/15/2032 (n)		$4,199,000	$4,399,221
MPT Operating Partnership LP/MPT Financial Corp., REIT, 4.625%, 8/01/2029		2,536,000	2,073,463
			$6,472,684
Real Estate - Other – 1.7%
Park Intermediate Holdings LLC, 4.875%, 5/15/2029 (n)		$6,055,000	$5,880,954
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		9,598,000	9,896,901
RHP Hotel Properties LP/RHP Finance Corp., 6.5%, 4/01/2032 (n)		1,120,000	1,152,170
Starwood Property Trust, Inc., 5.75%, 1/15/2031 (n)		9,041,000	9,168,585
XHR LP, REIT, 4.875%, 6/01/2029 (n)		7,035,000	6,876,930
			$32,975,540
Restaurants – 1.2%
1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)		$7,456,000	$7,661,741
1011778 B.C. ULC/New Red Finance, Inc., 4%, 10/15/2030 (n)		5,590,000	5,284,721
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		6,787,000	6,291,160
New Red Finance, Inc., 5.625%, 9/15/2029 (n)		4,006,000	4,077,190
			$23,314,812
Retailers – 1.8%
Beach Acquisition Bidco LLC, 10% (10% Cash or 10.75% PIK), 7/15/2033 (n)(p)		$5,599,000	$6,011,456
Macy’s Retail Holdings LLC, 5.875%, 3/15/2030 (n)		417,000	416,968
Macy's Retail Holdings LLC, 7.375%, 8/01/2033 (n)		5,591,000	5,891,583
Mavis Tire Express Services Corp., 6.5%, 5/15/2029 (n)		4,166,000	4,121,042
Maxeda DIY Holding B.V., 5.875%, 10/01/2026	EUR	2,955,000	3,016,200
Parkland Corp., 4.625%, 5/01/2030 (n)		$6,824,000	6,620,459
Parkland Corp., 6.625%, 8/15/2032 (n)		2,812,000	2,870,791
Penske Automotive Group Co., 3.75%, 6/15/2029		6,313,000	6,065,567
			$35,014,066
Specialty Stores – 1.0%
Carvana Co., 9%, 6/01/2031 (n)(p)		$11,928,500	$13,273,307
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		2,994,000	2,795,741
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		4,252,000	3,731,130
			$19,800,178
Supermarkets – 1.1%
Albertsons Cos. LLC/Safeway, Inc., 5.5%, 3/31/2031 (n)(w)		$1,179,000	$1,188,319
Albertsons Cos. LLC/Safeway, Inc., 6.25%, 3/15/2033 (n)		12,442,000	12,789,567
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)		7,998,000	8,373,977
			$22,351,863
Telecommunications - Wireless – 0.8%
Altice France S.A., 9.5%, 11/01/2029 (n)		$2,572,134	$2,620,671
Altice France S.A., 6.875%, 10/15/2030 (n)		5,717,992	5,592,008
Altice France S.A., 6.5%, 3/15/2032 (n)		1,473,201	1,410,521
Zegona Finance PLC, 6.75%, 7/15/2029 (n)	EUR	537,300	654,004
Zegona Finance PLC, 8.625%, 7/15/2029 (n)		$4,936,000	5,244,199
			$15,521,403

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Telephone Services – 1.0%
Level 3 Financing, Inc., 3.875%, 10/15/2030 (n)		$4,326,683	$3,876,437
Level 3 Financing, Inc., 6.875%, 6/30/2033 (n)		3,286,899	3,366,728
Level 3 Financing, Inc., 7%, 3/31/2034 (n)		2,827,793	2,905,283
Uniti Group/CSL Capital Co., 6.5%, 2/15/2029 (n)		5,643,000	5,281,430
Uniti Group/CSL Capital Co., 8.625%, 6/15/2032 (n)		4,192,000	3,925,906
			$19,355,784
Tobacco – 0.4%
Turning Point Brands, Inc., 7.625%, 3/15/2032 (n)		$7,159,000	$7,580,014
Transportation - Services – 0.3%
Avis Budget Finance PLC, 7.25%, 7/31/2030 (n)	EUR	4,875,000	$5,748,079
Avis Budget Finance PLC, 7.25%, 7/31/2030		680,000	801,783
			$6,549,862
Utilities - Electric Power – 3.7%
Calpine Corp., 4.5%, 2/15/2028 (n)		$3,653,000	$3,644,092
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		7,564,000	7,004,557
ContourGlobal Power Holdings S.A., 6.75%, 2/28/2030 (n)		1,593,000	1,640,790
Hawaiian Electric Co., Inc., 6%, 10/01/2033 (n)		4,412,000	4,460,581
NRG Energy, Inc., 5.75%, 1/15/2034 (n)		4,660,000	4,692,855
NRG Energy, Inc., 6%, 1/15/2036 (n)		8,558,000	8,705,307
PG&E Corp., 5.25%, 7/01/2030		10,334,000	10,226,580
PG&E Corp., 7.375% to 3/15/2030, FLR (CMT - 5yr. + 3.883%) to 3/15/2055		2,900,000	2,982,722
Talen Energy Supply LLC, 6.25%, 2/01/2034 (n)		4,517,000	4,631,954
Talen Energy Supply LLC, 6.5%, 2/01/2036 (n)		2,823,000	2,923,790
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		1,664,000	1,653,229
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)		6,745,000	6,720,090
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)		1,494,000	1,433,203
XPLR Infrastructure Operating Partners LP, 4.5%, 9/15/2027 (n)		3,689,000	3,608,074
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)		5,169,000	5,317,180
XPLR Infrastructure Operating Partners LP, 8.375%, 1/15/2031 (n)		1,701,000	1,779,717
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/2033 (n)		1,369,000	1,436,379
			$72,861,100
Total Bonds			$1,866,783,293
Exchange-Traded Funds – 1.5%
Fixed Income ETFs – 1.5%
iShares iBoxx $ High Yield Corporate Bond ETF		785,000	$29,500,300
Common Stocks – 0.0%
Oil Services – 0.0%
LTRI Holdings LP (a)(u)		3,250	$486,883

	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a)	GBP 1.14	N/A	62,563	$27,533

Mutual Funds (h) – 4.0%
Money Market Funds – 4.0%
MFS Institutional Money Market Portfolio, 4.12% (v)	79,662,886	$79,678,819

Other Assets, Less Liabilities – 0.4%		8,838,518
Net Assets – 100.0%		$1,985,315,346

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $79,678,819 and
$1,896,798,009, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,705,271,701, representing 85.9% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.
(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026	3/10/2021-3/29/2022	$2,959,947	$1,688,618
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound

Derivative Contracts at 10/31/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	43,182,607	EUR	37,008,323	Deutsche Bank AG	1/16/2026	$345,907
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
10/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods.
Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of October 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$—	$486,883	$486,883
United Kingdom	—	27,533	—	27,533
U.S. Corporate Bonds	—	1,577,618,635	—	1,577,618,635
Commercial Mortgage-Backed Securities	—	410	—	410
Foreign Bonds	—	289,164,248	—	289,164,248
Investment Companies	109,179,119	—	—	109,179,119
Total	$109,179,119	$1,866,810,826	$486,883	$1,976,476,828
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$345,907	$—	$345,907
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 1/31/25	$739,603
Change in unrealized appreciation or depreciation	275,886
Partial liquidation proceeds	(528,606)
Balance as of 10/31/25	$486,883
The net change in unrealized appreciation or depreciation from investments held as level 3 at October 31, 2025 is $275,886. At October 31,
2025, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended October 31, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$66,137,172	$378,674,966	$365,128,756	$(5,286)	$723	$79,678,819

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,411,211	$—